Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net revenues		$ 12,809,211	$ 11,574,877	$ 13,161,560
Cost of revenues		11,401,940	10,772,530	11,635,220
Gross profit		1,407,271	802,347	1,526,340
Operating expenses
Selling expenses		214,672	127,214	243,937
General and administrative expenses		890,089	1,093,703	2,205,442
Research and development expenses		238,150	300,519	479,218
Total operating expenses		1,342,911	1,521,436	2,928,597
Profit/(loss) from operations		64,360	(719,089)	(1,402,257)
Other income (expenses)
Interest expense, net		(31,510)	(24,030)	(55,640)
Government subsidy income		5,823	33,654	190,944
Other expenses, net		(3,456)	(321,112)	(39,307)
Other (expenses)income		(29,143)	(311,488)	95,997
Income/(loss) before income tax		35,217	(1,030,577)	(1,306,260)
Less: income tax expense		28,530	32,239	23,421
Net income/(loss)		6,687	(1,062,816)	(1,329,681)
Less: net income/(loss) attributable to non-controlling interests		15,437	(45,739)	(65,578)
Net loss attributable to common shareholders of Baiya International Group Inc.		(8,750)	(1,017,077)	(1,264,103)
Comprehensive income/(loss)
Net income/(loss)		6,687	(1,062,816)	(1,329,681)
Other comprehensive loss
Foreign currency translation loss		(71,274)	(46,538)	(214,064)
Total other comprehensive loss		(71,274)	(46,538)	(214,064)
Total comprehensive loss		(64,587)	(1,109,354)	(1,543,745)
Less: comprehensive income/(loss) attributable to non-controlling interests		11,874	(48,095)	(76,303)
Comprehensive loss attributable to common shareholders of Baiya International Group Inc.		$ (76,461)	$ (1,061,259)	$ (1,467,442)
Net income/(loss) per common share
Basic (in Dollars per share)	[1]	$ 0	$ (0.1)	$ (0.13)
Diluted (in Dollars per share)	[1]	$ 0	$ (0.1)	$ (0.13)
Weighted average number of common shares outstanding
Basic (in Shares)	[1]	10,000,000	10,000,000	10,000,000
Diluted (in Shares)	[1]	10,000,000	10,000,000	10,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 13)